Commitments and Contingencies (Details Narrative) (10-K) - USD ($)		1 Months Ended				9 Months Ended		12 Months Ended
	Jun. 01, 2017	Nov. 30, 2017	Apr. 30, 2017	Feb. 29, 2016	Jul. 31, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 29, 2018
Lawsuit against company amount	$ 1,460,508		$ 2,180,881		$ 72,000
Litigation settlement amount				$ 43,000
Increase decrease litigation settlement				70,000
Interest and court costs				$ 2,300
Indebted balance										$ 39,000
Outstanding debt and accrued interest		$ 1,460,508
Attorney fees		$ 67,826
Rent expense						$ 216,466	$ 210,250	$ 274,950	$ 286,999
January 29, 2018 [Member]
Indebted balance								$ 37,000